Basis of presentation (Policies)	9 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Principles of consolidation

Principles of consolidation

These consolidated financial statements include all the accounts of the Company and its wholly-owned subsidiaries. Unless otherwise specified, references to the Company are references to the Company and its consolidated subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the amounts reported and disclosed in the Company’s consolidated financial statements and accompanying notes. The Company regularly evaluates estimates and assumptions related to its allowance for doubtful accounts, stock-based compensation, inventory valuation, warranty liabilities, sales returns, web-based sale deliveries at period-end, implied post contract support and marketing allowances, the valuation and useful life evaluation of acquired intangibles, the valuation of deferred income tax assets and uncertain tax positions. The Company bases its estimates and assumptions on historical experience and on various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from management’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Unaudited interim consolidated financial statements

Unaudited interim consolidated financial statements

The accompanying interim consolidated balance sheet as of September 30, 2014, the interim consolidated statements of operations and cash flows for the nine months ended September 30, 2014 and 2013 and the interim consolidated statement of redeemable convertible preferred stock and stockholders’ equity (deficit) for the nine months ended September 30, 2014 are unaudited. The unaudited interim consolidated financial statements have been prepared on a basis consistent with the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly the Company’s financial position as of September 30, 2014 and its results of operations and cash flows for the nine months ended September 30, 2014 and 2013. The financial data and the other financial information disclosed in the notes to these consolidated financial statements related to the nine-month periods are also unaudited. The results of operations for the nine months ended September 30, 2014 are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2014, or for any other future year or interim period.

Comprehensive income

Comprehensive income

For all periods presented, comprehensive income equaled net income. Therefore, the Consolidated Statements of Comprehensive Income have been omitted from the consolidated financial statements.

Cash equivalents

Cash equivalents (unaudited)

Cash equivalents consist of short-term, highly liquid financial instruments with immaterial interest rate risk that are readily convertible to cash and have maturities of three months or less from the date of purchase. As of September 30, 2014, cash equivalents consisted of money market funds and are stated at cost, which approximates fair value.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivables are stated at invoice value less estimated allowances for returns and doubtful accounts. The Company continually monitors customer payments and maintains a reserve for estimated losses resulting from its customers’ inability to make required payments. The Company considers factors such as historical experience, credit quality, age of the accounts receivable balances, geographic related risks and economic conditions that may affect a customer’s ability to pay. In cases where there are circumstances that may impair a specific customer’s ability to meet its financial obligations, a specific allowance is recorded against amounts due, and thereby reduces the net recognized receivable to the amount reasonably believed to be collectible. For all periods presented, the activity in the allowance for doubtful accounts was not material.

Inventories

Inventories

Inventories consist of finished goods and component parts, which are purchased from contract manufacturers. Inventories are stated at the lower of average cost or market on a first-in, first-out basis. The Company’s assessment of market value requires the use of estimates regarding the net realizable value of its inventory balances, including an assessment of excess or obsolete inventories. The Company determines excess and obsolete inventories based on an estimate of the future demand for its products within a specified time horizon, generally 12 months. The estimates used for future demand are also used for near-term capacity planning and inventory purchases and are consistent with revenue forecast assumptions. If the Company’s demand forecast is greater than actual demand, the Company may be required to record an excess inventory charge, which would decrease gross profit. Any write-downs taken establish a new cost basis for the underlying inventory. For all periods presented, inventories were predominantly comprised of finished goods.

Point of purchase (POP) displays

Point of purchase (POP) displays

The Company sponsors a program to provide retailers with POP displays in order to facilitate the marketing of the Company’s products within retail stores. The POP displays contain a video display that broadcast video images taken by GoPro cameras with product placement available on the POP display for cameras and accessories. The Company generally provides these POP displays to customers free of charge. The costs of the POP displays, less any fees charged to customers, are capitalized as a long-term asset on the accompanying Consolidated Balance Sheets, and the net cost is recognized over the expected period of the benefit provided by these assets, which is generally 24 months. POP display amortization included in sales and marketing expense were $3.6 million, $8.6 million, $13.5 million, $8.9 million and $13.2 million for 2011, 2012, 2013 and the nine months ended September 30, 2013 (unaudited) and September 30, 2014 (unaudited), respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful life of the assets, ranging from one to seven years. Leasehold improvements are stated at cost and amortized over the shorter of the lease term or the expected useful life of the improvements. Property and equipment pending installation, configuration or qualification are classified as construction in progress.

Leases

one to seven years. Leasehold improvements are stated at cost and amortized over the shorter of the lease term or the expected useful life of the improvements. Property and equipment pending installation, configuration or qualification are classified as construction in progress.

Fair value measurements

The Company categorizes the fair value of its financial assets according to the hierarchy established by the FASB, which prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are:

Level 1	Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to directly access.

Level 2	Valuations based on quoted prices for similar assets or liabilities; valuations for interest-bearing securities based on non-daily quoted prices in active markets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

Level 3	Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In circumstances in which a quoted price in an active market for the identical liability is not available, the Company is required to use the quoted price of the identical liability when traded as an asset, quoted prices for similar liabilities, or quoted prices for similar liabilities when traded as assets. If these quoted prices are not available, the Company is required to use another valuation technique, such as an income approach or a market approach.

The carrying amounts of the Company’s accounts receivable, accounts payable and accrued liabilities approximate their fair values due to their short maturities. As of September 30, 2014 (unaudited), the Company’s financial assets included only money market funds, which are classified within Level 1 of the hierarchy.

Leases

The Company leases its facilities under cancelable and non-cancelable operating leases. For leases that contain rent escalation or rent concession provisions, the Company records the total rent expense on a straight-line basis over the term of the lease. The Company records the difference between the rent paid and the straight-line rent as a deferred rent liability on the accompanying Consolidated Balance Sheets. Leasehold improvements are included in property and equipment, net.

Fair value measurements

Fair value measurements

The Company does not have any financial instruments, such as investments in debt or equity securities or derivative instruments that are required to be measured at fair value on a recurring basis. The carrying amounts of the Company’s accounts receivable, accounts payable and accrued liabilities approximate their fair values due to their short maturities. Based on borrowing rates currently available to the Company for its credit facility with similar terms and remaining maturities, and considering the Company’s credit risk, the carrying value of the credit facility approximates fair value and was determined to be a Level 2 measurement.

Fair value measurements (unaudited)

The Company categorizes the fair value of its financial assets according to the hierarchy established by the FASB, which prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are:

Level 1	Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to directly access.

Level 2	Valuations based on quoted prices for similar assets or liabilities; valuations for interest-bearing securities based on non-daily quoted prices in active markets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

Level 3	Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In circumstances in which a quoted price in an active market for the identical liability is not available, the Company is required to use the quoted price of the identical liability when traded as an asset, quoted prices for similar liabilities, or quoted prices for similar liabilities when traded as assets. If these quoted prices are not available, the Company is required to use another valuation technique, such as an income approach or a market approach.

The carrying amounts of the Company’s accounts receivable, accounts payable and accrued liabilities approximate their fair values due to their short maturities. As of September 30, 2014, the Company’s financial assets included only money market funds, which are classified within Level 1 of the hierarchy.

Goodwill, acquired intangible assets and other long-lived assets

Goodwill, acquired intangible assets and other long-lived assets

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in a business combination. Goodwill is not amortized but the Company performs an annual qualitative assessment of its goodwill during the fourth quarter of each calendar year to determine if any events or circumstances exist, such as an adverse change in business climate or a decline in the overall industry demand, that would indicate that it would more likely than not reduce the fair value of a reporting unit below its carrying amount, including goodwill. If events or circumstances do not indicate that the fair value of a reporting unit is below its carrying amount, then goodwill is not considered to be impaired and no further testing is required. If further testing is required, the Company performs a two-step process. The first step involves comparing the fair value of the Company’s reporting unit to its carrying value, including goodwill. If the carrying value of the reporting unit exceeds its fair value, the second step of the test is performed by comparing the carrying value of the goodwill in the reporting unit to its implied fair value. An impairment charge is recognized for the excess of the carrying value of goodwill over its implied fair value. For the purpose of impairment testing, the Company has determined that it has one reporting unit. There has been no impairment of goodwill for any periods presented.

The Company’s long-lived assets consist of property and equipment and acquired intangible assets. Acquired intangible assets with definite lives are amortized on a straight-line basis over the remaining estimated economic life of the underlying products and technologies. The Company reviews its definite-lived long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of a long-lived asset may not be recoverable. Recoverability of an asset group is measured by comparing its carrying amount to the expected future undiscounted cash flows that the asset group is expected to generate. If it is determined that an asset group is not recoverable, an impairment loss is recorded in the amount by which the carrying amount of the asset group exceeds its fair value. There has been no impairment of long-lived assets for any periods presented.

Warranty

Warranty

The Company generally provides 12-month warranty coverage on all of its products except in the European Union where the Company provides a two-year warranty. The Company’s warranty provides for repair or replacement of the associated products during the warranty period. The Company establishes a liability for estimated product warranty costs at the time product revenue is recognized. The warranty obligation is affected by product failure rates and the related use of materials, labor costs and freight incurred in correcting any product failure. Should actual product failure rates, use of materials, or other costs differ from the Company’s estimates, additional warranty liabilities could be required, which would reduce its gross profit.

Revenue recognition

Revenue recognition

Revenue is comprised of product revenue, net of returns and sales incentives.

Revenue is derived from the sale of capture devices, as well as the related implied post contract support (PCS). The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. Evidence of an arrangement consists of an order from its distributors, resellers or online customers. The Company considers delivery to have occurred once title and risk of loss has been transferred. Customer deposits are included in accrued liabilities on the accompanying Consolidated Balance Sheets and are recognized as revenue when all the criteria for recognition of revenue are met.

The Company’s standard terms and conditions of sale do not allow for product returns and it generally does not allow product returns other than under warranty. However, the Company grants limited rights to return product for certain large retailers and distributors. Estimates of expected future product returns are recognized at the time of sale based on analyses of historical return trends by customer class. Upon recognition, the Company reduces revenue and cost of sales for the estimated return. Return trends are influenced by product life cycle status, new product introductions, market acceptance of products, sales levels, product sell-through, the type of customer, seasonality, product quality issues, operational policies and procedures, and other factors. Return rates can fluctuate over time, but are sufficiently predictable to allow the Company to estimate expected future product returns.

For customers who purchase products directly from the Company’s website, transfer of risk of loss is determined to be upon delivery to the customer’s address. The Company defers those sales made to customers who purchase products from its website in the last four days of the reporting period for which the Company estimates delivery to occur in the following period. The Company uses estimates to determine when shipments are delivered based on third-party metrics for average transit time. Additionally, the Company provides a 30-day money back guarantee for web-based sales for which the Company reduces revenue by an estimate of potential future product returns related to the web-based sales, based on analyses of historical return trends and seasonality. Estimates for web-based sale returns and estimates to derive web sale shipment delivery dates may differ from actual results.

The Company’s camera products include multiple elements. Each element in a multiple element arrangement must be evaluated to determine whether it represents a separate unit of accounting. An element constitutes a separate unit of accounting when it has standalone value and delivery of an undelivered element is both probable and delivery is within the Company’s control.

The Company has determined its multiple element arrangements generally include two separate units of accounting: The first element is the hardware component (camera and accessories) and the embedded firmware essential to the functionality of the camera delivered at the time of sale. The second element is the implied right for the customer to receive post contract support included with the purchase of the Company’s camera products. PCS includes the right to receive, on a when and if available basis, future unspecified firmware upgrades and features as well as bug fixes, email and telephone support.

The Company accounts for each element separately and allocate fees from the arrangement based on the relative selling price of each element. Revenue allocated to an undelivered element is recognized over an estimated service period. The Company recognizes revenue for delivered elements only when all contractual obligations have been completed.

The Company uses a hierarchy to determine the allocation of revenue. The hierarchy is as follows: (i) vendor-specific objective evidence of fair value (VSOE), (ii) third-party evidence of selling price (TPE) and (iii) best estimate of the selling price (BESP).

i.	VSOE generally exists only when a company sells a deliverable separately and is the price actually charged by the company for that deliverable. The Company does not sell its deliverables separately and, as such, do not have VSOE.

ii.	TPE can be substantiated by determining the price that other parties sell similar or substantially similar offerings. The Company does not believe that there is accessible TPE evidence for similar deliverables since there are not comparable deliverables sold by other companies.

iii.	BESP reflects the Company’s best estimates of what the selling prices of elements would be if they were sold regularly on a stand-alone basis. The Company believes that BESP is the most appropriate methodology for determining the allocation of revenue for its multiple element arrangements.

The Company has allocated revenue between its two elements using the relative selling price method which is based on the BESP for all deliverables. Revenue allocated to the delivered hardware and the related essential software is recognized at the time of sale provided the conditions for recognition of revenue have been met. Revenue allocated to PCS is deferred and recognized on a straight-line basis over the estimated term of the support period, which is estimated to be one year based on historical experience. At December 31, 2012, 2013 and September 30, 2014 (unaudited), deferred implied PCS revenue was $3.8 million, $6.4 million and $7.4 million, respectively.

The Company’s process for determining the BESP for its deliverables involves multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable. Key factors considered by the Company in developing the BESP for PCS include evaluating the level of support provided to customers and analyzing the amount of time and cost that is allocated to the Company’s efforts to develop the undelivered elements, determining the cost of its support efforts, and then adding an appropriate level of gross profit to these costs.

Sales incentives

Sales incentives

The Company offers sales incentives through various programs, consisting primarily of cooperative advertising and marketing development fund programs. The Company records cooperative advertising and marketing development fund programs with customers as a reduction to revenue unless it receives an identifiable benefit in exchange for credits claimed by the customer and can reasonably estimate the fair value of the identifiable benefit received, in which case the Company will record it as a marketing expense. In addition, the Company offers price protection discounts to certain customers when new capture device models are released and the customer has remaining inventory on hand of the older capture device model. The Company estimates price protection discounts, which are recorded as a reduction of revenue, by evaluating inventory currently held by the customer subject to price protection. The Company records reductions to revenue for sales incentives when the related revenue is recognized.

Cost of revenue

Cost of revenue

Cost of revenue includes actual product cost, the cost of shipping, depreciation and amortization, warehousing and processing inventory, warranty replacement costs, excess and obsolete inventory write-downs, certain allocated costs and license fees paid to third parties.

Shipping costs

Shipping costs

The Company records amounts billed to customers for shipping costs as revenue in the accompanying Consolidated Statements of Operations. The Company classifies related shipping and handling costs incurred as cost of revenue in the accompanying Consolidated Statements of Operations.

Deferred revenue

Deferred revenue

Deferred revenue is comprised of customer deposits, undelivered post contract support and undelivered web sale shipments. The cost of revenue related to deferred web sales is included in inventory.

Research and development

Research and development

Research and development expense includes internal and external costs. Internal costs include employee related expenses, equipment costs, depreciation expense and allocated facility costs. External research and development expenses consist of costs associated with consultants, tooling and prototype materials.

Substantially all research and development expense is related to new research and development efforts and the designing of significant improvements to existing products. Research and development expense to establish the technological feasibility of the Company’s products are expensed as incurred. To date, the period between achieving technological feasibility and the release of products for sale has been short and development costs qualifying for capitalization have been insignificant.

Advertising costs

Advertising costs

Advertising costs consist of costs associated with print, television and ecommerce media advertisements and are expensed as incurred. A significant amount of the Company’s promotional expenses result from payments under event, resort and athlete sponsorship contracts. Accounting for sponsorship payments is based upon specific contract provisions. These sponsorship arrangements are considered to be executory contracts and, as such, the costs are recognized as performance under the contract is received. The costs associated with preparation of sponsorship activities, including the supply of GoPro products, media team support and activation fees are considered costs of producing advertising and are expensed as incurred. Prepayments made under sponsorship agreements are included in prepaid expenses or other assets depending on the period to which the prepayment applies. Advertising costs were $23.7 million, $46.9 million, $55.5 million, $38.7 million and $32.3 million for 2011, 2012 and 2013 and the nine months ended September 30, 2013 (unaudited) and 2014 (unaudited), respectively.

Stock-based compensation

Stock-based compensation

The Company accounts for stock-based compensation activity using the fair value method, which requires the measurement and recognition of compensation expense for all share-based payment awards based on estimated fair values. This method requires companies to estimate the fair value of stock-based compensation on the date of grant using an option pricing model. The Company uses the Black-Scholes option pricing model to measure stock-based compensation. The Black-Scholes model determines the fair value of share-based payment awards based on the fair value of the underlying common stock on the date of grant and is affected by assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, the fair value of the underlying common stock, expected volatility over the term of the awards and actual and projected employee stock option exercise behaviors. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. The assumptions used in calculating the fair value of the stock-based awards represent management judgment. As a result, if factors change and different assumption are used, the stock-based compensation expense could be materially different in the future. Compensation expense relating to employee stock awards is recorded on a straight-line basis in the accompanying Consolidated Statements of Operations.

Stock awards issued to non-employees are accounted for at fair value. The Company believes that the fair value of the awards is more reliably measured than the fair value of services received. The Company records compensation expense based on the then-current fair values of the stock awards at each financial reporting date. Compensation recorded during the service period is adjusted in subsequent periods for changes in the stock award’s fair value until the earlier of the date at which the non-employee’s performance is complete or a performance commitment is reached, which is generally when the stock option award vests. Compensation expense relating to non-employee stock awards is recorded on a straight-line basis in the accompanying Consolidated Statements of Operations.

The Company recognizes a benefit from stock-based compensation as additional paid-in capital if an incremental tax benefit is realized by following the ordering provisions of the tax law. In addition, the indirect effects of stock-based compensation deductions are reflected in the income tax provision for purposes of measuring the windfall at settlement of awards.

Sales taxes

Sales taxes

Sales taxes collected from customers and remitted to respective governmental authorities are not included in revenue and are reflected as a liability on the accompanying Consolidated Balance Sheets.

Foreign currency

Foreign currency

The Company and the Company’s wholly-owned subsidiaries use the U.S. dollar as their functional currency. Local currency transactions of the Company’s international operations are remeasured into U.S. dollars at the rates of exchange in effect at the date of the transaction. For those wholly-owned subsidiaries with assets or liabilities denominated in currencies other than the U.S. dollar, non-monetary assets are remeasured into U.S. dollars using historical rates of exchange. Monetary assets and liabilities are remeasured into U.S. dollars using exchange rates prevailing on the balance sheet date. Transaction gains and losses were not material for all periods presented and are included in other income (expense), net, in the accompanying Consolidated Statements of Operations.

Income taxes

Income taxes

The Company utilizes the asset and liability method of accounting for income taxes which requires the recognition of deferred tax assets and liabilities for expected future consequences of temporary differences between the financial reporting and income tax bases of assets and liabilities using enacted tax rates. Management makes estimates, assumptions and judgments to determine the Company’s provision for income taxes and also for deferred tax assets and liabilities, and any valuation allowances recorded against the Company’s deferred tax assets. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent the Company believes that recovery is not likely, the Company must establish a valuation allowance.

The calculation of the Company’s current provision for income taxes involves the use of estimates, assumptions and judgments while taking into account current tax laws, interpretation of current tax laws and possible outcomes of future tax audits. The Company has established reserves to address potential exposures related to tax positions that could be challenged by tax authorities. Although the Company believes its estimates, assumptions and judgments to be reasonable, any changes in tax law or its interpretation of tax laws and the resolutions of potential tax audits could significantly impact the amounts provided for income taxes in the Company’s consolidated financial statements.

The calculation of the Company’s deferred tax asset balance involves the use of estimates, assumptions and judgments while taking into account estimates of the amounts and type of future taxable income. Actual future operating results and the underlying amount and type of income could differ materially from the Company’s estimates, assumptions and judgments thereby impacting the Company’s financial position and results of operations.

The Company has adopted ASC 740-10 “Accounting for Uncertainty in Income Taxes” that prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in the Company’s income tax return, and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

The Company includes interest and penalties related to unrecognized tax benefits within income tax expense in the accompanying consolidated statements of operations. The Company has not incurred any interest or penalties related to unrecognized tax benefits in any of the periods presented.

Recent accounting pronouncements

Recent accounting pronouncements

In July 2013, the Financial Accounting Standards Board (FASB) issued a new accounting standard update on the financial statement presentation of unrecognized tax benefits. The new guidance provides that a liability related to an unrecognized tax benefit would be presented as a reduction of a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward if such settlement is required or expected in the event the uncertain tax position is disallowed. The new guidance becomes effective for the Company on January 1, 2014 and it should be applied prospectively to unrecognized tax benefits that exist at the effective date with retrospective application permitted. The Company adopted the guidance on January 1, 2014. The guidance had no material impact to the Company’s financial position or results of operations in the first quarter of 2014.

On May 28, 2014, the Financial Accounting Standards Board issued a new accounting standard update on revenue from contracts with customers, which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. The new guidance adheres to the core principle that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve this principle, the new guidance lists five steps that entities should follow, including identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations in the contract and recognizing revenue when the entity satisfies a performance obligation. The new guidance becomes effective for the Company on January 1, 2017, with retrospective application permitted. Early application is not permitted. The Company is currently assessing the impact of this new guidance (unaudited).

In June 2014, the FASB issued a new accounting standard update on the accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The amendments require that a performance target that affects vesting and that could be achieved after the requisite service period is treated as a performance condition. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The new guidance becomes effective for the Company on January 1, 2016, with early adoption permitted. The Company does not believe the adoption of this guidance will have a material impact on its consolidated financial statements (unaudited).

In August 2014, the FASB issued new guidance related to the disclosures around going concern. The new standard update provides guidance around management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted. The Company does not believe the adoption of this guidance will have a material impact on its consolidated financial statements (unaudited).

Correction of error

Correction of error (unaudited)

During the preparation of the condensed consolidated financial statements for the period ended June 30, 2014, the Company determined that within the consolidated statement of cash flows previously disclosed for the quarter ended March 31, 2014, net cash provided by operating activities was understated by $3.2 million and net cash used for investing activities was understated by the same amount. The Company has properly presented its consolidated statement of cash flows for the nine months ended September 30, 2014 and determined that this revision is not material to prior periods.